STOCK COMPENSATION PLANS - SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding shares at beginning of year (shares)	6,192,008
Granted (shares)	1,094,155
Exercised (shares)	(1,133,511)
Forfeited (shares)	(231,590)
Outstanding as of December 31, 2017 (shares)	5,921,062	6,192,008
Options exercisable as of December 31, 2017 (shares)	3,699,469
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (USD per share)	$ 82.67
Granted (USD per share)	108.06
Exercises (USD per share)	69.64
Forfeited (USD per share)	103.03
Outstanding (USD per share)	89.06	$ 82.67
Options exercisable (USD per share)	$ 81.65
Options outstanding, weighted-average remaining contractual term	5 years 10 months	6 years 2 months
Options exercisable, weighted aver remaining contractual term	4 years 4 months
Aggregate intrinsic value of options outstanding	$ 141,893
Aggregate intrinsic value of options exercisable	$ 116,067